Cover Document	Jul. 27, 2023
Document Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jul. 27, 2023
Entity Registrant Name	PATRICK INDUSTRIES, INC.
Entity Incorporation, State or Country Code	IN
Entity File Number	000-03922
Entity Tax Identification Number	35-1057796
Entity Address, Address Line One	107 W. Franklin Street, P.O. Box 638
Entity Address, City or Town	Elkhart,
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46515
City Area Code	(574)
Local Phone Number	294-7511
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	PATK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000076605
Amendment Flag	false